INCOME TAXES (Details 2) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Holiday [Line Items]
Aggregate amount	¥ 41,288	¥ 9,131	¥ 12,721
Per share effect - basic (in RMB per share)	¥ 0.16	¥ 0.04	¥ 0.05
Per share effect - diluted (in RMB per share)	¥ 0.16	¥ 0.04	¥ 0.05